N-4	Jul. 01, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

Important Information You Should Consider About the Annuity
Fees and Expenses

Charges for Early Withdrawals	If you withdraw money from the Annuity within 6 years following your Annuity Issue Date or any additional Purchase Payments, you may be assessed a surrender charge. The maximum surrender charge is 8.0% of the Purchase Payment, and a surrender charge may be assessed up to 6 years after the Issue Date of your Annuity or any additional Purchase Payments. If you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 withdrawal.
For more information on surrender charges, please refer to the “Fees, Charges and Deductions” section of this prospectus.

For more information on ongoing fees and expenses, please refer to the “Fee Table” section of this prospectus.

Charges for Early Withdrawals [Text Block]

Charges for Early Withdrawals	If you withdraw money from the Annuity within 6 years following your Annuity Issue Date or any additional Purchase Payments, you may be assessed a surrender charge. The maximum surrender charge is 8.0% of the Purchase Payment, and a surrender charge may be assessed up to 6 years after the Issue Date of your Annuity or any additional Purchase Payments. If you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 withdrawal.
For more information on surrender charges, please refer to the “Fees, Charges and Deductions” section of this prospectus.

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Ongoing Fees and Expenses [Table Text Block]
For more information on ongoing fees and expenses, please refer to the “Fee Table” section of this prospectus.

Investment Restrictions [Text Block]	We reserve the right to remove or substitute Portfolios as investment options. When investing in an Index Strategy, we reserve the right to change Cap Rates, Spreads, Participation Rates, Step Rates and Buffers at any time subject to Guaranteed Minimum Rates, Guaranteed Maximum Spreads and minimum Buffer level. Guaranteed Minimum Rates for each Index Strategy, Guaranteed Maximum Spreads for the Enhanced Cap Rate Index Strategy and the minimum Buffer level are disclosed in the “Glossary of Terms” section under the definitions of Cap Rates, Spreads, Participation Rates and Buffer. There is no guarantee that an Index Strategy will be available in the future.
We may impose limitations on an investment professional’s or investment advisor’s ability to request financial transactions on your behalf.
For more information on investment and transfer restrictions, please refer to “Appendix A”, “Investment Options” and the “Financial Professional Permission To Forward Transaction Instructions” sections of this prospectus.
Optional Benefit Restrictions [Text Block]	None.
Item 4. Fee Table [Text Block]

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Annuity. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Annuity, surrender or make withdrawals from the Annuity, or transfer Account Value between investment options, where applicable. State premium taxes may also be deducted. These fees and charges are described in more detail within this prospectus in the “Fees, Charges and Deductions” section.

For Annuities with an Application Sign Date before July 1, 2024:

Transaction Expenses	Maximum
Sales Charge Imposed on Purchases	None
Contingent Deferred Sales Charge (as a percentage of each Purchase Payment)[1]	7.00%
Transfer Fee	None

1.	Withdrawal Charges in subsequent years*

Age of Purchase Payment Being Withdrawn	Percentage Applied Against Purchase Payment being Withdrawn
Less than 1 year old	7.0%
1 year old or older but not yet 2 years old	7.0%
2 years old or older but not yet 3 years old	6.0%
3 years old or older but not yet 4 years old	5.0%
4 years old or older but not yet 5 years old	4.0%
5 years old or older but not yet 6 years old	3.0%
6 years old or older	0.0%
*	The years referenced in the CDSC table above refer to the length of time since a Purchase Payment was made (i.e. the age of the Purchase Payment).CDSCs are applied against the Purchase Payment(s) being withdrawn. The appropriate percentage is multiplied by the Purchase Payment(s) being withdrawn. Purchase Payments are withdrawn on a “first-in, first-out” basis.

For Annuities with an Application Sign Date on or after July 1, 2024:

Transaction Expenses	Maximum
Sales Charge Imposed on Purchases	None
Contingent Deferred Sales Charge (as a percentage of each Purchase Payment)[1]	8.00%
Transfer Fee	None

1.	Withdrawal Charges in subsequent years*

Age of Purchase Payment Being Withdrawn	Percentage Applied Against Purchase Payment being Withdrawn
Less than 1 year old	8.0%
1 year old or older but not yet 2 years old	8.0%
2 years old or older but not yet 3 years old	7.0%
3 years old or older but not yet 4 years old	6.0%
4 years old or older but not yet 5 years old	5.0%
5 years old or older but not yet 6 years old	4.0%
6 years old or older	0.0%
*	The years referenced in the CDSC table above refer to the length of time since a Purchase Payment was made (i.e. the age of the Purchase Payment). CDSCs are applied against the Purchase Payment(s) being withdrawn. The appropriate percentage is multiplied by the Purchase Payment(s) being withdrawn. Purchase Payments are withdrawn on a “first-in, first-out” basis.

The next table describes the maximum fees and expenses that you will pay each year during the time that you own the Annuity (not including Portfolio fees and expenses). Your current fees and expenses may be less than the maximum.

Annual Annuity Expenses	Current	Maximum
Base Contract Expense (as a percentage of the net assets of the Variable Sub-accounts)[1,2]	1.30%[3]	1.30%

1.	Mortality & Expense Risk Charge and the Administration Charge.
2.	For Annuities with an Application Sign Date prior to January 18, 2022, the Base Contract Expense is currently waived for Account Value allocated to the PSF PGIM Government Money Market Portfolio – Class III (also referred to as the Holding Account). This waiver may be withdrawn at any time including without advance notice.
3.	For Net Purchase Payments equal to or greater than $1,000,000 the Base Contract Expense will be 1.20%.

The next item shows the maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Annuity. More information about the Portfolios, including their annual expenses, may be found in Appendix A of this prospectus.

Annual Portfolio Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	Minimum	Maximum
	0.58%	1.26%

Annual Contract Expenses [Table Text Block]
Annual Annuity Expenses	Current	Maximum
Base Contract Expense (as a percentage of the net assets of the Variable Sub-accounts)[1,2]	1.30%[3]	1.30%

Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%
Base Contract Expense, Footnotes [Text Block]	Mortality & Expense Risk Charge and the Administration Charge.For Annuities with an Application Sign Date prior to January 18, 2022, the Base Contract Expense is currently waived for Account Value allocated to the PSF PGIM Government Money Market Portfolio – Class III (also referred to as the Holding Account). This waiver may be withdrawn at any time including without advance notice.For Net Purchase Payments equal to or greater than $1,000,000 the Base Contract Expense will be 1.20%.
Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	Minimum	Maximum
	0.58%	1.26%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.58%
Portfolio Company Expenses Maximum [Percent]	1.26%
Annuities with an Application Sign Date before July 1, 2024 [Member]
Prospectus:
Transaction Expenses [Table Text Block]
Transaction Expenses	Maximum
Sales Charge Imposed on Purchases	None
Contingent Deferred Sales Charge (as a percentage of each Purchase Payment)[1]	7.00%
Transfer Fee	None

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]

1.	Withdrawal Charges in subsequent years*

Age of Purchase Payment Being Withdrawn	Percentage Applied Against Purchase Payment being Withdrawn
Less than 1 year old	7.0%
1 year old or older but not yet 2 years old	7.0%
2 years old or older but not yet 3 years old	6.0%
3 years old or older but not yet 4 years old	5.0%
4 years old or older but not yet 5 years old	4.0%
5 years old or older but not yet 6 years old	3.0%
6 years old or older	0.0%
*	The years referenced in the CDSC table above refer to the length of time since a Purchase Payment was made (i.e. the age of the Purchase Payment).CDSCs are applied against the Purchase Payment(s) being withdrawn. The appropriate percentage is multiplied by the Purchase Payment(s) being withdrawn. Purchase Payments are withdrawn on a “first-in, first-out” basis.

Exchange Fee, Maximum [Dollars]	$ 0
Surrender Example [Table Text Block]

If you surrender your annuity at the end of the applicable time period:	$9,611	$14,018	$17,680	$29,029
If you surrender your annuity at the end of the applicable time period:	$8,922	$11,944	$14,213	$22,073

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,611
Surrender Expense, 1 Year, Minimum [Dollars]	8,922
Surrender Expense, 3 Years, Maximum [Dollars]	14,018
Surrender Expense, 3 Years, Minimum [Dollars]	11,944
Surrender Expense, 5 Years, Maximum [Dollars]	17,680
Surrender Expense, 5 Years, Minimum [Dollars]	14,213
Surrender Expense, 10 Years, Maximum [Dollars]	29,029
Surrender Expense, 10 Years, Minimum [Dollars]	$ 22,073
Annuitize Example [Table Text Block]

If you annuitize your annuity at the end of the applicable time period:	$2,611	$8,018	$13,680	$29,029
If you annuitize your annuity at the end of the applicable time period:	$1,922	$5,944	$10,213	$22,073

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,611
Annuitized Expense, 1 Year, Minimum [Dollars]	1,922
Annuitized Expense, 3 Years, Maximum [Dollars]	8,018
Annuitized Expense, 3 Years, Minimum [Dollars]	5,944
Annuitized Expense, 5 Years, Maximum [Dollars]	13,680
Annuitized Expense, 5 Years, Minimum [Dollars]	10,213
Annuitized Expense, 10 Years, Maximum [Dollars]	29,029
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 22,073
No Surrender Example [Table Text Block]

If you do not surrender your annuity at the end of the applicable time period:	$2,611	$8,018	$13,680	$29,029
If you do not surrender your annuity at the end of the applicable time period:	$1,922	$5,944	$10,213	$22,073

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,611
No Surrender Expense, 1 Year, Minimum [Dollars]	1,922
No Surrender Expense, 3 Years, Maximum [Dollars]	8,018
No Surrender Expense, 3 Years, Minimum [Dollars]	5,944
No Surrender Expense, 5 Years, Maximum [Dollars]	13,680
No Surrender Expense, 5 Years, Minimum [Dollars]	10,213
No Surrender Expense, 10 Years, Maximum [Dollars]	29,029
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 22,073
Annuities with an Application Sign Date on or after July 1, 2024 [Member]
Prospectus:
Transaction Expenses [Table Text Block]
Transaction Expenses	Maximum
Sales Charge Imposed on Purchases	None
Contingent Deferred Sales Charge (as a percentage of each Purchase Payment)[1]	8.00%
Transfer Fee	None

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	8.00%
Deferred Sales Load, Footnotes [Text Block]

1.	Withdrawal Charges in subsequent years*

Age of Purchase Payment Being Withdrawn	Percentage Applied Against Purchase Payment being Withdrawn
Less than 1 year old	8.0%
1 year old or older but not yet 2 years old	8.0%
2 years old or older but not yet 3 years old	7.0%
3 years old or older but not yet 4 years old	6.0%
4 years old or older but not yet 5 years old	5.0%
5 years old or older but not yet 6 years old	4.0%
6 years old or older	0.0%
*	The years referenced in the CDSC table above refer to the length of time since a Purchase Payment was made (i.e. the age of the Purchase Payment). CDSCs are applied against the Purchase Payment(s) being withdrawn. The appropriate percentage is multiplied by the Purchase Payment(s) being withdrawn. Purchase Payments are withdrawn on a “first-in, first-out” basis.

Exchange Fee, Maximum [Dollars]	$ 0
Surrender Example [Table Text Block]

If you surrender your annuity at the end of the applicable time period:	$10,611	$15,018	$18,680	$29,029
If you surrender your annuity at the end of the applicable time period:	$9,922	$12,944	$15,213	$22,073

Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,611
Surrender Expense, 1 Year, Minimum [Dollars]	9,922
Surrender Expense, 3 Years, Maximum [Dollars]	15,018
Surrender Expense, 3 Years, Minimum [Dollars]	12,944
Surrender Expense, 5 Years, Maximum [Dollars]	18,680
Surrender Expense, 5 Years, Minimum [Dollars]	15,213
Surrender Expense, 10 Years, Maximum [Dollars]	29,029
Surrender Expense, 10 Years, Minimum [Dollars]	$ 22,073
Annuitize Example [Table Text Block]

If you annuitize your annuity at the end of the applicable time period:	$2,611	$8,018	$13,680	$29,029
If you annuitize your annuity at the end of the applicable time period:	$1,922	$5,944	$10,213	$22,073

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,611
Annuitized Expense, 1 Year, Minimum [Dollars]	1,922
Annuitized Expense, 3 Years, Maximum [Dollars]	8,018
Annuitized Expense, 3 Years, Minimum [Dollars]	5,944
Annuitized Expense, 5 Years, Maximum [Dollars]	13,680
Annuitized Expense, 5 Years, Minimum [Dollars]	10,213
Annuitized Expense, 10 Years, Maximum [Dollars]	29,029
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 22,073
No Surrender Example [Table Text Block]

If you do not surrender your annuity at the end of the applicable time period:	$2,611	$8,018	$13,680	$29,029
If you do not surrender your annuity at the end of the applicable time period:	$1,922	$5,944	$10,213	$22,073

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,611
No Surrender Expense, 1 Year, Minimum [Dollars]	1,922
No Surrender Expense, 3 Years, Maximum [Dollars]	8,018
No Surrender Expense, 3 Years, Minimum [Dollars]	5,944
No Surrender Expense, 5 Years, Maximum [Dollars]	13,680
No Surrender Expense, 5 Years, Minimum [Dollars]	10,213
No Surrender Expense, 10 Years, Maximum [Dollars]	29,029
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 22,073